Quarterly Holdings Report
for
Fidelity Managed Retirement 2015 Fund℠
April 30, 2025
RW34-NPRT3-0625
1.858598.117
Bond Funds - 67.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	85,762	856,768
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	13,745	105,286
Fidelity Series Corporate Bond Fund (a)	43,193	400,403
Fidelity Series Emerging Markets Debt Fund (a)	3,584	28,210
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	900	8,269
Fidelity Series Floating Rate High Income Fund (a)	605	5,284
Fidelity Series Government Bond Index Fund (a)	71,563	659,813
Fidelity Series High Income Fund (a)	621	5,279
Fidelity Series International Credit Fund (a)	314	2,627
Fidelity Series International Developed Markets Bond Index Fund (a)	30,625	266,748
Fidelity Series Investment Grade Bond Fund (a)	61,696	621,281
Fidelity Series Investment Grade Securitized Fund (a)	43,359	388,501
Fidelity Series Long-Term Treasury Bond Index Fund (a)	37,971	206,560
Fidelity Series Real Estate Income Fund (a)	529	5,281
TOTAL BOND FUNDS (Cost $3,804,306)		3,560,310

Domestic Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	8,539	148,413
Fidelity Series Commodity Strategy Fund (a)	130	11,599
Fidelity Series Large Cap Growth Index Fund (a)	4,111	95,712
Fidelity Series Large Cap Stock Fund (a)	3,967	88,787
Fidelity Series Large Cap Value Index Fund (a)	11,189	180,261
Fidelity Series Small Cap Core Fund (a)	3,839	40,352
Fidelity Series Small Cap Opportunities Fund (a)	1,384	18,267
Fidelity Series Value Discovery Fund (a)	4,210	64,545
TOTAL DOMESTIC EQUITY FUNDS (Cost $457,654)		647,936

International Equity Funds - 16.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,044	51,050
Fidelity Series Emerging Markets Fund (a)	5,500	50,267
Fidelity Series Emerging Markets Opportunities Fund (a)	10,567	201,933
Fidelity Series International Growth Fund (a)	7,605	139,786
Fidelity Series International Index Fund (a)	3,934	52,406
Fidelity Series International Small Cap Fund (a)	4,107	72,620
Fidelity Series International Value Fund (a)	9,813	138,272
Fidelity Series Overseas Fund (a)	9,282	139,043
Fidelity Series Select International Small Cap Fund (a)	335	4,064
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $642,445)		849,441

Short-Term Funds - 3.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,848	28,678
Fidelity Series Treasury Bill Index Fund (a)	16,673	165,895
TOTAL SHORT-TERM FUNDS (Cost $194,007)		194,573

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $62,906)	4.41	62,906	62,905

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,161,318)	5,315,165
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,072)
NET ASSETS - 100.0%	5,313,093

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	827,589	232,374	229,291	18,704	974	25,122	856,768	85,762
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	156,268	44,054	92,298	4,151	(17,791)	15,053	105,286	13,745
Fidelity Series Blue Chip Growth Fund	164,978	75,785	76,981	15,190	(740)	(14,629)	148,413	8,539
Fidelity Series Canada Fund	50,838	16,197	19,238	1,482	1,115	2,138	51,050	3,044
Fidelity Series Commodity Strategy Fund	46,407	3,286	37,262	1,484	(15,876)	15,044	11,599	130
Fidelity Series Corporate Bond Fund	435,559	90,242	121,780	14,649	(3,040)	(578)	400,403	43,193
Fidelity Series Emerging Markets Debt Fund	28,748	5,817	6,190	1,215	8	(173)	28,210	3,584
Fidelity Series Emerging Markets Debt Local Currency Fund	9,149	1,483	2,499	385	38	98	8,269	900
Fidelity Series Emerging Markets Fund	70,737	19,909	39,674	1,778	331	(1,036)	50,267	5,500
Fidelity Series Emerging Markets Opportunities Fund	283,344	81,995	165,897	5,342	(119)	2,610	201,933	10,567
Fidelity Series Floating Rate High Income Fund	5,484	1,340	1,393	354	(7)	(140)	5,284	605
Fidelity Series Government Bond Index Fund	674,695	169,653	185,038	17,829	92	411	659,813	71,563
Fidelity Series Government Money Market Fund	33,785	46,632	17,512	1,228	-	-	62,905	62,906
Fidelity Series High Income Fund	29,711	2,136	27,035	826	(1,488)	1,955	5,279	621
Fidelity Series International Credit Fund	2,487	97	-	98	-	43	2,627	314
Fidelity Series International Developed Markets Bond Index Fund	216,649	105,602	54,770	6,637	(214)	(519)	266,748	30,625
Fidelity Series International Growth Fund	127,469	56,597	44,496	4,646	1,979	(1,763)	139,786	7,605
Fidelity Series International Index Fund	47,992	19,261	17,439	1,270	828	1,764	52,406	3,934
Fidelity Series International Small Cap Fund	82,363	19,576	27,306	6,962	831	(2,844)	72,620	4,107
Fidelity Series International Value Fund	126,743	49,080	48,716	5,089	3,322	7,843	138,272	9,813
Fidelity Series Investment Grade Bond Fund	658,088	143,152	178,854	21,108	(2,729)	1,624	621,281	61,696
Fidelity Series Investment Grade Securitized Fund	425,696	89,168	124,758	14,236	(4,285)	2,680	388,501	43,359
Fidelity Series Large Cap Growth Index Fund	105,432	35,503	47,533	457	2,847	(537)	95,712	4,111
Fidelity Series Large Cap Stock Fund	97,026	34,875	39,345	7,650	2,073	(5,842)	88,787	3,967
Fidelity Series Large Cap Value Index Fund	199,472	70,189	84,976	6,497	2,781	(7,205)	180,261	11,189
Fidelity Series Long-Term Treasury Bond Index Fund	156,643	110,054	55,909	4,239	(14,026)	9,798	206,560	37,971
Fidelity Series Overseas Fund	126,667	54,339	47,894	2,505	2,819	3,112	139,043	9,282
Fidelity Series Real Estate Income Fund	5,424	1,090	1,296	238	6	57	5,281	529
Fidelity Series Select International Small Cap Fund	-	3,929	13	-	-	148	4,064	335
Fidelity Series Short-Term Credit Fund	34,257	5,439	11,382	1,076	89	275	28,678	2,848
Fidelity Series Small Cap Core Fund	49,536	18,688	19,615	559	(973)	(7,284)	40,352	3,839
Fidelity Series Small Cap Opportunities Fund	31,085	7,460	15,283	2,388	4,547	(9,542)	18,267	1,384
Fidelity Series Treasury Bill Index Fund	101,631	109,469	45,312	3,537	(46)	153	165,895	16,673
Fidelity Series Value Discovery Fund	69,851	23,987	25,773	3,582	(149)	(3,371)	64,545	4,210
	5,481,803	1,748,458	1,912,758	177,391	(36,803)	34,465	5,315,165

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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